Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Changes in Right-of-Use Assets
Changes in
Right-of-Use
assets as of December 31, 2023, and December 31, 2022, are as follows:

						(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Depreciation	Change in contract	Contract termination	Loss from translating foreign operations	Ending
Buildings	104,083	276,290	(217,724)	—	(1,589)	(2,098)	158,962
Vehicles	30,764	21,787	(26,398)	—	—	(817)	25,336

Total	134,847	298,077	(244,122)	—	(1,589)	(2,915)	184,298

						(Unit: USD)
As of December 31, 2022
Classification	Beginning	Acquisition	Depreciation	Change in contract	Contract termination	Loss from translating foreign operations	Ending
Buildings	304,063	24,525	(202,977)	6,612	(6,425)	(21,715)	104,083
Vehicles	55,480	—	(21,004)	—	—	(3,712)	30,764

Total	359,543	24,525	(223,981)	6,612	(6,425)	(25,427)	134,847

Summary of Changes in Lease Liabilities
Changes in lease liabilities as of December 31, 2023, and December 31, 2022, are as follows:

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Interest	Payments	Change in contract	Contract termination	Loss from transacting foreign operations	Ending
Liabilities	133,182	281,854	16,033	(247,419)	—	(1,510)	(2,903)	179,237

							(Unit: USD)
As of December 31, 2022
Classification	Beginning	Acquisition	Interest	Payments	Change in contract	Contract termination	Loss from transacting foreign operations	Ending
Liabilities	350,973	21,801	15,601	(231,156)	6,305	(5,555)	(24,787)	133,182

Schedule of Amounts Recognized in Net Profit or Loss
Amount recognized of profit or loss in relation to the lease is as follows:

		(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022
Right-of-Use assets
Buildings	217,724	202,977
Vehicles	26,398	21,004
Subtotal	244,122	223,981
Interest expense relating to lease liabilities	16,033	15,601
Expense relating to leases of low-value assets that are not short-term leases	23,011	16,572
Expense relating to short-term leases	276,400	117,784
Miscellaneous loss (profit)	(90)	(54)

Subtotal	315,354	149,903

Total	559,476	373,884

Summary of Amounts Recognized in Consolidated Statements of Cash Flows
The total cash payments for leases for the twelve months ended December 31, 2023, and 2022, are as follows:

		(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022
Repayments of lease (Cash Flow)	247,419	231,156
Expense relating to leases of low-value assets that are not short-term leases	23,011	16,572
Expense relating to short-term leases	276,400	117,784

Total Cash payments for leases	546,830	365,512